SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

In preparing these unaudited condensed consolidated financial statements, the Company has evaluated events and transactions subsequent to the balance sheet date of December 31, 2022, for potential recognition or disclosure through the date of this report. Except as disclosed below, no other events require adjustment to or disclosure in the Company’s unaudited condensed consolidated financial statements.

On February 3, 2023, the Company and DSS entered into a mutual release and termination of the business consulting agreement dated January 24, 2022 (the “Consulting Agreement”) effective December 31, 2022. The Parties agree and acknowledge that the Company’s accrued and unpaid service fees of $700,000 owed to DSS under the Consulting Agreement and, in lieu of a cash payment thereof, the Company shall issue to DSS 33,333,333 shares of the Company’s common stock (calculated on a pre-reverse split basis), reflecting a price per share of $0.021 (which price is the average of last five days’ closing price as per OTC Markets), in full satisfaction of any and all amounts due by the Company to DSS pursuant to the Consulting Agreement.

On February 28, 2023, the Company and DSSI, mutually agreed in a Letter Agreement (the “DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest between the Issuance Date through and including December 31, 2022, equal to $552,000 owed to DSS under the DSSI Letter Agreement.

On March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Exchange and Amendment Agreement”). Pursuant to the Exchange and Amendment Agreement, the parties decided to (i) exchange and surrender the Stock Warrants under the SPA Agreement, (ii) exchange and surrender the fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock DSS received pursuant to the Consulting Agreement, (iii) exchange and surrender of the detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share under the June 2022 Refinancing Agreement, and amend the 2022 Note by removing all conversion rights granted by the 2022 Note.

In accordance with the Exchange and Amendment Agreement, the Company agreed to issue 25,000,000 shares of the Company’s Class A Common Stock in full satisfaction, exchange and payment for the exchanges and amendments set forth in the Exchange and Amendment Agreement.

NOTE 20 - SUBSEQUENT EVENTS

Legal Proceedings - In April 2022, the parties to the matters discussed in Items (b), (c) and (e) in Note 18 – COMMITMENTS AND CONTINGENCIES – Legal Proceedings – Other Matters above reached a settlement, and the related legal and arbitration proceedings were dismissed.

Federal Income Tax Refund - In April 2022, the Company received a federal income tax refund in the amount of $300,000.

Modification of Debt - On June 15, 2022, the Company and DSSI which, together with DSS, is a majority shareholder of the Company, entered into an agreement pursuant to which the Company issued, to DSSI: (a) a two-year Convertible, Advancing Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. Under the terms of the agreement, the Company agreed to pay to DSSI a loan origination fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note.

Financing of Lindon, Utah Facility – On June 15, 2022, Linden Real Estate Holdings, LLC, a wholly owned subsidiary of the Company, American Pacific Bancorp, Inc. (“APB”), and the Company entered a Loan Agreement pursuant to which APB loaned to the Company approximately $5.7 million. The loan bears interest at the annual rate of 8%, matures on June 1, 2024, and is secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of Alset eHome International Inc. (NASDAQ:AEI). Heng Fai Ambrose Chan, and Frank D. Heuszel, each a Director of the Company, also serve on the Board of Directors of APB, and Mr. Chan also serves on the Board of Directors of Alset eHome International.

Settlement With Former Officer - As disclosed in Note 14 above, in February 2020, the Company and a former officer of the Company entered into an Amended and Restated Founder Consulting Agreement (the “Co-Founder’s Agreement”) pursuant to which the former officer agreed to continue to provide certain consulting services to the Company, and the Company agreed to pay certain periodic amounts to the former officer. At that time, the Company recognized a settlement liability of $2.0 million in connection therewith. As of March 31, 2022, the settlement liability balance was $715,596. In May 2022, the Company and certain of its subsidiaries, on the one hand, and the former officer and certain entities affiliated with the former officer, on the other hand, entered into a Confidential Settlement Agreement with Mutual Releases (the “May 2022 Settlement Agreement”) pursuant to which the parties amicably settled all claims and disputes among them; (b) the former officer sold to the Company 26,091,136 shares of the Company’s common stock then under the voting and dispositive control of the former officer; (c) the Company made a one-time payment of $1,043,645.40; and (d) the Company and its relevant subsidiaries, on the one hand, and the former officer and relevant entities affiliated with the former officer, on the other hand, exchanged customary mutual releases of any prior obligations among them. On May 19, 2022, the closing price for the Company’s common stock was $0.25 per share. In the fiscal quarter ending June 30, 2022, the Company measured and recognized the repurchase of its common stock at its fair value of $652,278.40, derecognized its remaining liability under the Co-Founder’s Agreement, and recognized a recovery of $324,228 in connection with the previously recognized loss related to the Co-Founder’s Agreement.

Reorganization of Korean Operations - In May 2022, the Company implemented its plan to reorganize its Korean operations. The reorganization resulted in a significant reduction in the size of the space subleased from HWH World (see Note 15 – “RELATED PARTY TRANSACTIONS” above) and a reduction (by ten) in the number of staff employed in our Korean operations. The reorganization did not result in material costs and expenses.

Funding Agreement With MojiLife - In May 2022, the Company and MojiLife entered into a Funding Agreement (the “Funding Agreement”) pursuant to which the Company agreed to provide to MojiLife loans up to a maximum outstanding at any point in time of $150,000, under a revolving line of credit. Borrowings under the revolving line of credit bear interest at the annual rate of 8% and cash advance granted are due and payable 180 days after each advance. Upon completion of the Funding Agreement, the Company advanced $40,000 to MojiLife.